Prepaid Land Lease Payments - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 582	3,610	2,801	1,637